SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Inventory reserves	$ 13,064,000	$ 4,619,000
Inventory scrap losses	$ 587,000	$ 699,000